Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Apr. 30, 2026
EBP 044
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliations of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the accompanying financial statements to Form 5500 as of April 30, 2026 and 2025:

	2026	2025
Net assets available for benefits per the accompanying financial statements	$1,903,612,158	$1,587,360,148
Notes receivable from participants – deemed distributions	(2,283,140)	(2,184,490)
Net assets available for benefits per Form 5500	$1,901,329,018	$1,585,175,658

The following is a reconciliation of total deductions to net assets per the accompanying financial statements to Form 5500 for the years ended April 30, 2026 and 2025:

	2026	2025
Total deductions per the accompanying financial statements	$159,617,776	$149,081,234
Deemed distributed notes receivable from participants offset by total distributions	98,650	588,722
Total deductions per Form 5500	$159,716,426	$149,669,956